Expense Example, No Redemption {- Fidelity® Total Bond Fund} - 08.31 Fidelity Total Bond Fund AMCIZ PRO-12 - Fidelity® Total Bond Fund	Oct. 30, 2020 USD ($)
Fidelity Total Bond Fund-Class A
Expense Example, No Redemption:
1 Year	$ 474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Total Bond Fund-Class M
Expense Example, No Redemption:
1 Year	474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Total Bond Fund-Class C
Expense Example, No Redemption:
1 Year	154
3 Years	477
5 Years	824
10 Years	1,802
Fidelity Total Bond Fund - Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Total Bond Fund-Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500